Pension Plan	12 Months Ended
Dec. 26, 2010
Notes to Financial Statements
Pension Plan

The Company sponsors a 401(k) defined contribution plan (the “Plan”) available to all employees who have attained the age of 21 and have completed six months of service with the Company. Under the Plan, participants may elect to defer up to 20% of their annual compensation as contributions to the Plan. Forfeitures are used to reduce the Company’s contributions.  The Plan provides for discretionary contributions.  There were no contributions for fiscal 2009 or 2010.